Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Sagtec Global Limited (the “Company”) was incorporated in the British Virgin Islands on October 31, 2023 with registered office at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Islands while principal place of business of the Company at Lot 6-2, Level 9, Equatorial Plaza, Jalan Sultan Ismail, 50250 Kuala Lumpur, Malaysia.

The Company’s ultimate controlling party is Ng Chen Lok. The group structure which represents the operating subsidiaries and dormant companies as of the reporting date is as follow:

Details of the Company and its subsidiaries (collectively, the “Group”) are shown in the table below:

	Percentage of effective ownership
	December 31,
Name	Date of incorporation	2025	2024	Place of incorporation	Principal activities
		%	%
Sagtec Global Limited	October 31, 2023	—	—	British Virgin Islands	Holding company
Sagtec Group Sdn Bhd	June 11, 2018	98.04	98.04	Malaysia	Food & beverage SAAS
CL Technologies (International) Sdn Bhd	February 14, 2019	94.95	94.95	Malaysia	Food & beverage software & server hosting

The Group develops IT products, services, and solutions using the subscription as a service model, generating stable and sustainable revenue from our SaaS offerings.

As described above, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), will become the ultimate parent of its subsidiaries.

Through the reorganization, the Company will be the holding company of its subsidiaries. Accordingly, the consolidated financial statements will be prepared on a consolidated basis by applying the principle of common control as if the reorganization has been completed at the beginning of the first reporting period.

Based on the above, the Group concluded that the Company and its subsidiaries are effectively controlled by the shareholder before and after the Reorganization and the Reorganization is considered under common control. The transactions above were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at carrying value and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.